COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES
Schedule by years of minimum future rental payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year

        The following is a schedule by years of minimum future rental payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year (in thousands):

Years ending June 30:
2017	$377
2018	399
2019	406
2020	309
2021 and thereafter	—

Total minimum payments required	$1,491

        The following is a schedule by years of minimum future rental payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of June 30, 2016 (in thousands):

Years ending June 30:
2017	$392
2018	399
2019	406
2020	309

Total minimum payments required	$1,506